Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Net income	$ 23,838	$ 20,562	$ 15,059
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax (recovery) of ($143) for the year ended January 31, 2017 (January 31, 2016 – recovery of ($797); January 31, 2015 – expense of $445)	2,084	(9,640)	(24,123)
Unrealized gain (loss) on marketable securities, net of income tax expense of $11 for the year ended January 31, 2017 (January 31, 2016 - nil; January 31, 2015 - nil)	977	(28)
Gain on marketable securities reclassified into net income	(960)
Total other comprehensive income (loss)	2,101	(9,668)	(24,123)
COMPREHENSIVE INCOME (LOSS)	$ 25,939	$ 10,894	$ (9,064)